REVERSE ACQUISITION (Details Narrative)			12 Months Ended
	Aug. 09, 2018 shares	Aug. 09, 2018 CAD ($) shares	Nov. 30, 2019 CAD ($) shares	Nov. 30, 2018 CAD ($) shares	Nov. 30, 2017 CAD ($) shares
Statements Line Items [Line Items]
Stock option holders granted stock options			461,500	117,000	240,000
Percentage of risk free rate		2.09%	1.82%	2.09%	1.28%
Percentage of volatility		127.00%	92.00%	127.00%	120.00%
Percentages of dividend yield | $		$ 0
Investigation Cost | $			$ 192,601	$ 359,590	$ 362,655
Liquid Media Group Canada Ltd [Member]
Statements Line Items [Line Items]
Issuance of common stock	1,288,497	1,288,497
Leading Brands Inc [Member]
Statements Line Items [Line Items]
Number of share retained		560,410
Stock option holders granted stock options		117,000